Expense Example - FidelityMunicipalCorePlusBondFund-AMCIZPRO - FidelityMunicipalCorePlusBondFund-AMCIZPRO - Fidelity Municipal Core Plus Bond Fund	Mar. 30, 2024 USD ($)
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z
Expense Example:
1 year	$ 32
3 years	251
5 years	519
10 years	1,285
Fidelity Advisor Municipal Core Plus Bond Fund - Class I
Expense Example:
1 year	38
3 years	261
5 years	531
10 years	1,303
Fidelity Advisor Municipal Core Plus Bond Fund - Class M
Expense Example:
1 year	461
3 years	726
5 years	1,038
10 years	1,925
Fidelity Advisor Municipal Core Plus Bond Fund - Class A
Expense Example:
1 year	461
3 years	724
5 years	1,035
10 years	1,915
Fidelity Advisor Municipal Core Plus Bond Fund - Class C
Expense Example:
1 year	239
3 years	571
5 years	1,058
10 years	$ 2,204